Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

-	Derivative financial instruments, available-for-sale financial assets, and liabilities for cash-settled share-based payments are measured at fair value.
-	Post-employment benefits are measured at present value of the defined benefit obligations less fair value of plan assets.
-	Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.

Where applicable, information about the methods and assumptions used in determining the respective measurement bases is disclosed in the Notes specific to that asset or liability.

Business Combinations and Goodwill

We decide on a transaction-by-transaction basis whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are accounted as expense in the periods in which the costs are incurred and the services are received, with the expense being classified as general and administration expense.

Foreign Currencies

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

The exchange rates of key currencies affecting the Company were as follows:

Exchange Rates

Equivalent to €1		Middle Rate as at December 31		Annual Average Exchange Rate

		2017	2016	2017	2016	2015

U.S. dollar	USD	1.1993	1.0541	1.1315	1.1045	1.1071

Pound sterling	GBP	0.8872	0.8562	0.8770	0.8206	0.7255

Japanese yen	JPY	135.01	123.40	126.85	119.77	134.12

Swiss franc	CHF	1.1702	1.0739	1.1159	1.0886	1.0688

Canadian dollar	CAD	1.5039	1.4188	1.4705	1.4606	1.4227

Australian dollar	AUD	1.5346	1.4596	1.4794	1.4850	1.4753

With effect from January 1, 2017, we have applied hyperinflationary accounting in accordance with IAS 29 for our subsidiary in Venezuela, the impact of which has not been material to us.

Revenue Recognition

Classes of Revenue

We derive our revenue from fees charged to our customers for (a) the use of our hosted cloud offerings, (b) licenses to our on-premise software products, and (c) standardized and premium support services, consulting, customer-specific on-premise software development agreements, training, and other services.

Cloud and software revenue, as presented in our Consolidated Income Statements, is the sum of our cloud subscriptions and support revenue, our software licenses revenue, and our software support revenue.

-	Revenue from cloud subscriptions and support represents fees earned from providing customers with the following:

■

Software-as-a-Service (SaaS), that is, a right to use software functionality in a cloud-based-infrastructure (hosting) provided by SAP, where the customer does not have the right to terminate the hosting contract and take possession of the software to run it on the customer’s own IT infrastructure or by a third-party hosting provider, or

■	Platform-as-a-Service (PaaS), that is, access to a cloud-based infrastructure to develop, run, and manage applications, or

■	Infrastructure-as-a-Service (IaaS), that is, hosting and related application management services for software hosted by SAP, where the customer has the right to take possession of the software, or

■	Additional premium cloud subscription support beyond the regular support that is embedded in the basic cloud subscription fees, or

■	Business Network Services, that is, connecting companies in a cloud-based-environment to perform business processes between the connected companies.

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Software licenses revenue represents fees earned from the sale or license of software to customers for use on the customer’s premises, in other words, where the customer has the right to take possession of the software for installation on the customer’s premises (on-premise software). Software licenses revenue includes revenue from both the sale of our standard software products and customer-specific on-premise software development agreements.

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Software support revenue represents fees earned from providing customers with standardized support services which comprise unspecified future software updates, upgrades, and enhancements as well as technical product support services for on-premise software products. We do not sell separately technical product support or unspecified software upgrades, updates, and enhancements. Additionally, control for these components transfers simultaneously over time. Accordingly, we do not distinguish within software support revenue or within cost of software support the amounts attributable to technical support services and unspecified software upgrades, updates, and enhancements.

Services revenue as presented in our Consolidated Income Statements represents fees earned from providing customers with the following:

-	Professional services, that is, consulting services that primarily relate to the installation and configuration of our cloud subscriptions and on-premise software products

-	Premium support services, that is, high-end support services tailored to customer requirements

-	Training services
-	Messaging services (primarily transmission of electronic text messages from one mobile phone provider to another)
-	Payment services in connection with our travel and expense management offerings.

We account for out-of-pocket expenses invoiced by SAP and reimbursed by customers as cloud subscriptions and support, software support, or services revenue, depending on the nature of the service for which the out-of-pocket expenses were incurred.

Timing of Revenue Recognition

We do not start recognizing revenue from customer arrangements before evidence of an arrangement exists, the amount of revenue and associated costs can be measured reliably, collection of the related receivable is probable, and the delivery has occurred or the services have been rendered. If, for any of our product or service offerings, we determine at the outset of an arrangement that the amount of revenue cannot be measured reliably, we conclude that the inflow of economic benefits associated with the transaction is not probable, and we defer revenue recognition until the arrangement fee becomes due and payable by the customer. If, at the outset of an arrangement, we determine that collectability is not probable, we conclude that the inflow of economic benefits associated with the transaction is not probable, and we defer revenue recognition until the earlier of when collectability becomes probable or payment is received. If a customer is specifically identified as a bad debtor at a later point in time, we stop recognizing revenue from the customer except to the extent of the fees that have already been collected.

In general, we invoice fees for standard software upon contract closure and delivery. Periodic fixed fees for cloud subscription services and software support services are mostly invoiced yearly or quarterly in advance. Fees based on actual transaction volumes for cloud subscriptions and fees charged for non-periodical services are invoiced as the services are delivered.

Cloud subscriptions and support revenue is recognized as the services are performed. Where a periodic fixed fee is agreed for the right to continuously access and use a cloud offering for a certain term, the fee is recognized ratably over the term covered by the fixed fee. Fees that are based on actual transaction volumes are recognized as the transactions occur. In general, our cloud subscriptions and support contracts include certain set-up activities. If these set-up activities have stand-alone value, they are accounted for as distinct deliverables, with the respective revenue being classified as service revenue and recognized as the set-up activity is performed. If we conclude that such set-up activities are not distinct deliverables, we do not account for them separately.

Revenue from the sale of perpetual licenses of our standard on-premise software products is recognized upon delivery of the software, that is, when the customer has access to the software. Occasionally, we license on-premise software for a specified period of time, revenue from such time-based licenses is also recognized upon delivery of the software.

In general, our on-premise software license agreements include neither acceptance-testing provisions nor rights to return the software. If an arrangement allows for customer acceptance-testing of the software, we defer revenue until the earlier of customer acceptance or when the acceptance right lapses. If an arrangement allows for returning the software, we defer recognition of software revenue until the right to return expires.

We usually recognize revenue from on-premise software arrangements involving resellers on evidence of sell-through by the reseller to the end customer, because the inflow of the economic benefits associated with the arrangements to us is not probable before sell-through has occurred.

Software licenses revenue from customer-specific on-premise software development agreements that qualify for revenue recognition by reference to the stage of completion of the contract activity is recognized using the percentage-of-completion method based on contract costs incurred to date as a percentage of total estimated contract costs required to complete the development work.

Under our standardized support services, our performance obligation is to stand ready to provide technical product support and unspecified updates, upgrades, and enhancements on a when-and-if-available basis. Consequently, we recognize support revenue ratably over the term of the support arrangement.

We recognize services revenue as the services are rendered. Usually, our professional services contracts and premium support services contracts do not involve significant production, modification, or customization of software, and the related revenue is recognized as the services are provided using the percentage-of-completion method of accounting. For messaging services, we measure the progress of service rendering based on the number of messages successfully processed and delivered except for fixed-price messaging arrangements, for which revenue is recognized ratably over the contractual term of the arrangement. Revenue from our training services is recognized when the customer consumes the respective classroom training. For on-demand training services, whereby our performance obligation is to stand ready and provide the customer with access to the training courses and learning content services, revenue is recognized ratably over the contractual term of the arrangement.

Measurement of Revenue

Revenue is recognized net of returns and allowances, trade discounts, and volume rebates.

Our contributions to resellers that allow our resellers to execute qualified and approved marketing activities are recognized as an offset to revenue, unless we obtain a separate identifiable benefit for the contribution and the fair value of that benefit is reasonably estimable.

Multiple-Element Arrangements

We combine two or more customer contracts with the same customer and account for the contracts as a single arrangement if the contracts are negotiated as a package or otherwise linked.

We account for the different goods and services promised under our customer contracts as separate units of account (distinct deliverables) unless:

-	The contract involves significant production, modification, or customization of the cloud subscription or on-premise software; and

-	The services are not available from third-party vendors and are therefore deemed essential to the cloud subscription or on-premise software.

Goods and services that do not qualify as distinct deliverables are combined into one unit of account (combined deliverables).

The portion of the transaction fee allocated to one distinct deliverable is recognized in revenue separately under the policies applicable to the respective deliverable. For combined deliverables consisting of cloud offerings or on-premise software and other services, the allocated portion of the transaction fee is recognized using the percentage-of-completion method, as outlined above, or over the cloud subscription term, if applicable, depending on which service term is longer.

We allocate the total transaction fee of a customer contract to the distinct deliverables under the contract based on their fair values. The allocation is done relative to the distinct deliverables’ individual fair values unless the residual method is applied as outlined below. Fair value is determined by company-specific objective evidence of fair value, which is the price charged consistently when that element is sold separately or, for elements not yet sold separately, the price established by our management if it is probable that the price will not change before the element is sold separately. Where company-specific objective evidence of fair value and third-party evidence of selling price cannot be established due to lacking stand-alone sales or lacking pricing consistency, we determine the fair value of a distinct deliverable by estimating its stand-alone selling price. Company-specific objective evidence of fair value and estimated stand-alone selling prices (ESP) for our major products and services are determined as follows:

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We derive the company-specific objective evidence of fair value for our renewable support services from the rates charged to renew the support services annually after an initial period. Such renewal rates generally represent a fixed percentage of the discounted software license fee charged to the customer. The majority of our customers renew their annual support service contracts at these rates.

-	Company-specific objective evidence of fair value for our service offerings is derived from our consistently priced historic sales.

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Company-specific objective evidence of fair value can generally not be established for our cloud subscriptions. ESP for these offerings is determined based on the rates agreed for the individual contract to apply if and when the subscription arrangement renews. We determine ESP by considering multiple factors which include, but are not limited to, the following:

■	Substantive renewal rates stipulated in the cloud arrangement; and

■	Gross margin expectations and expected internal costs of the respective cloud business model.

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For our on-premise software offerings, company-specific objective evidence of fair value can generally not be established and representative stand-alone selling prices are not discernible from past transactions. We therefore apply the residual method to multiple-element arrangements that include on-premise software. Under this method, the transaction fee is allocated to all undelivered elements in the amount of their respective fair values and the remaining amount of the arrangement fee is allocated to the delivered element. With this policy, we have considered the guidance provided by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Subtopic 985-605 (Software Revenue Recognition), where applicable, as authorized by IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors).

We also consider FASB ASC 985-605 in our accounting for options that entitle the customer to purchase, in the future, additional on-premise software or services. We allocate revenue to future incremental discounts whenever customers are granted a material right, that is, the right to license additional on-premise software at a higher discount than the one given within the initial software license arrangement, or to purchase or renew services at rates below the fair values established for these services. We also consider whether future purchase options included in arrangements for cloud subscription deliverables constitute a material right.

Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in producing the goods and providing the services that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, shipping, ramp-up costs, and depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions).

Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue, such as consulting and training activities, messaging, as well as certain application management services for our customers and our partners.

Research and Development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates, and enhancements) including resource and hardware costs for the development systems.

Research and development costs are expensed as incurred as not all criteria stipulated by the IFRS have been cumulatively met to allow for capitalization of material development expenses.

Sales and Marketing	Sales and marketing includes costs incurred for the selling and marketing activities related to our software and cloud solutions as well as our service portfolio.
General and Administration

General and administration includes costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

Accounting for Uncertainties in Income Taxes

We measure current and deferred tax liabilities and assets for uncertainties in income taxes based on our best estimate of the most likely amount payable to or recoverable from the tax authorities, assuming that the tax authorities will examine the amounts reported to them and have full knowledge of all relevant information.

Share-Based Payments

Share-based payments cover cash-settled and equity-settled awards issued to our employees. The respective expenses are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform.

Under certain programs, we grant our employees discounts on purchases of SAP shares. Since those discounts are not dependent on future services to be provided by our employees, the discount is recognized as an expense when the discounts are granted.

Where we economically hedge our exposure to cash-settled awards, changes in the fair value of the respective hedging instruments are also recognized as employee benefits expenses in profit or loss. The fair values of hedging instruments are based on market data reflecting current market expectations.

For more information about our share-based payments, see Note (27).

Financial Assets

Our financial assets comprise cash and cash equivalents (highly liquid investments with original maturities of three months or less), loans and receivables, acquired equity and debt investments, and derivative financial instruments (derivatives) with positive fair values. Financial assets are only classified as financial assets at fair value through profit or loss if they are held for trading, as we do not designate financial assets at fair value through profit or loss. All other financial assets are classified as loans and receivables if we do not designate them as available-for-sale financial assets.

Regular-way purchases and sales of financial assets are recorded as at the trade date.

Among the other impairment indicators in IAS 39 (Financial Instruments: Recognition and Measurement), for an investment in an equity security, objective evidence of impairment includes a significant (more than 20%) or prolonged (a period of more than nine months) decline in its fair value. Impairment losses on financial assets are recognized in financial income, net. For available-for-sale financial assets, which are non-derivative financial assets that are not assigned to loans and receivables or financial assets at fair value through profit or loss, impairment losses directly reduce an asset’s carrying amount, while impairments on loans and receivables are recorded using allowance accounts. Such allowance accounts are always presented together with the accounts containing the asset’s cost in other financial assets. Account balances are written off against the respective allowance after all collection efforts have been exhausted and the likelihood of recovery is considered remote.

Derivatives

Derivatives Not Designated as Hedging Instruments

Many transactions constitute economic hedges, and therefore contribute effectively to the securing of financial risks but do not qualify for hedge accounting under IAS 39. To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our held-for-trading derivative financial instruments as accounting hedges, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Derivatives Designated as Hedging Instruments

We use derivatives to hedge foreign currency risk or interest rate risk and designate them as cash flow or fair value hedges if they qualify for hedge accounting under IAS 39. For more information about our hedges, see Note (25).

Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions and interest rate risk on variable rate financial liabilities.

With regard to foreign currency risk, hedge accounting relates to the spot price and the intrinsic values of the derivatives designated and qualifying as cash flow hedges, while gains and losses on the interest element and on those time values excluded from the hedging relationship as well as the ineffective portion of gains or losses are recognized in profit or loss as they occur.

Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed rate financial liabilities.

Valuation and Testing of Effectiveness

The effectiveness of the hedging relationship is tested prospectively and retrospectively. Prospectively, we apply the critical terms match for our foreign currency hedges, as currencies, maturities, and the amounts are identical for the forecasted transactions and the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively. For interest rate swaps, we also apply the critical terms match, as the notional amounts, currencies, maturities, basis of the variable legs or fixed legs, respectively, reset dates, and the dates of the interest and principal payments are identical for the debt instrument and the corresponding interest rate swaps. Therefore, over the life of the hedging instrument, the changes in the designated components of the hedging instrument will offset the impact of fluctuations of the underlying hedged items.

The method of testing effectiveness retrospectively depends on the type of the hedge as described further below:

Cash Flow Hedge

Retrospectively, effectiveness is tested on a cumulative basis applying the dollar offset method by using the hypothetical derivative method. Under this approach, the change in fair value of a constructed hypothetical derivative with terms reflecting the relevant terms of the hedged item is compared to the change in the fair value of the hedging instrument employing its relevant terms. The hedge is deemed highly effective if the results are within the range 80% to 125%.

Fair Value Hedge

Retrospectively, effectiveness is tested using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined. The hedge is deemed highly effective if the determination coefficient between the hedged items and the hedging instruments exceeds 0.8 and the slope coefficient lies within a range of –0.8 to –1.25.

Trade and Other Receivables

Trade receivables are recorded at invoiced amounts less sales allowances and allowances for doubtful accounts. We record these allowances based on a specific review of all significant outstanding invoices. When analyzing the recoverability of our trade receivables, we consider the following factors:

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First, we consider the financial solvency of specific customers and record an allowance for specific customer balances when we believe it is probable that we will not collect the amount due according to the contractual terms of the arrangement.

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Second, we evaluate homogenous portfolios of trade receivables according to their default risk, primarily based on the age of the receivable and historical loss experience, but also taking into consideration general market factors that might impact our trade receivable portfolio. We record a general bad debt allowance to record impairment losses for a portfolio of trade receivables when we believe that the age of the receivables indicates that it is probable that a loss has occurred and we will not collect some or all of the amounts due.

Account balances are written off, that is, charged off against the allowance after all collection efforts have been exhausted and the likelihood of recovery is considered remote.

In our Consolidated Income Statements, expenses from recording bad debt allowances for a portfolio of trade receivables as well as bad debt allowances for specific customer balances are classified as other operating income/expense, net. Sales allowances are recorded as an offset to the respective revenue item in our Consolidated Income Statements.

Included in trade receivables are unbilled receivables related to fixed-fee and time-and-material consulting arrangements for contract work performed to date.

Other Non-Financial Assets

Other non-financial assets are recorded at amortized cost. The capitalized contract cost mainly results from the capitalization of direct and incremental cost incurred when obtaining a customer cloud subscription contract. We amortize these assets on a straight-line basis over the period of providing the cloud subscriptions to which the assets relate.

Goodwill and Intangible Assets

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings and in-process research and development (IPRD). Customer relationship and other intangibles consist primarily of customer contracts and acquired trademark licenses.

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized either based on expected consumption of economic benefits or on a straight-line basis over their estimated useful lives ranging from two to 20 years.

Amortization for acquired in-process research and development project assets starts when the projects are complete and the developed software is taken to the market. We typically amortize these intangibles over five to seven years.

Amortization expenses of intangible assets are classified as cost of cloud and software, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

The annual goodwill impairment test is performed at the level of our operating segments since there are no lower levels in SAP at which goodwill is monitored for internal management purposes. The test is performed at the same time for all operating segments.

Property, Plant, and Equipment

Property, plant, and equipment are carried at acquisition cost plus the fair value of related asset retirement costs if any and if reasonably estimable, less accumulated depreciation.

Property, plant, and equipment are depreciated over their expected useful lives, generally using the straight-line method.

Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Impairment of Goodwill and Non-Current Assets	Impairment losses, if any, are presented in other operating income/expense, net in profit or loss.
Liabilities

Financial Liabilities

Financial liabilities include trade and other payables, bank loans, issued bonds, private placements, and other financial liabilities that comprise derivative and non-derivative financial liabilities. They are classified as financial liabilities at amortized cost and at fair value through profit or loss. The latter include only those financial liabilities that are held for trading, as we do not designate financial liabilities at fair value through profit or loss.

Customer funding liabilities are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

Expenses and gains/losses on financial liabilities mainly consist of interest expense, which is recognized based on the effective interest method.

Provisions

Provisions are recorded when:

-	We have a present obligation (legal or constructive) as a result of a past event;
-	It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and
-	A reliable estimate can be made of the amount of the obligation.

We regularly adjust provisions as further information becomes available or as circumstances change. Non-current provisions are reported at the present value of their expected settlement amounts as at the reporting date. Discount rates are regularly adjusted to current market interest rates.

The employee-related provisions include, amongst others, long-term employee benefits. They are secured by pledged reinsurance coverage and are offset against the settlement amount of the secured commitment.

A provision for restructuring is recognized when a detailed and formal restructuring plan has been approved and the restructuring has been announced or has commenced.

Post-Employment Benefits

The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. The assumptions used to calculate pension liabilities and costs are disclosed in Note (18a). Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform.

Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost.

Deferred Income

Deferred income is recognized as cloud subscriptions and support revenue, software licenses revenue, software support revenue, or services revenue, depending on the reason for the deferral, once the basic applicable revenue recognition criteria have been met. These criteria are met, for example, when the services are performed or when the discounts that relate to a material right granted in a purchase option are applied.

Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent assets and liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, as well as on regional and industry economic conditions in which we or our customers operate, changes to which could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our assets, liabilities, revenues, and expenses. Actual results could differ from original estimates.

The accounting policies that most frequently require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

-	Revenue recognition
-	Valuation of trade receivables
-	Accounting for share-based payments
-	Accounting for income taxes
-	Accounting for business combinations
-	Subsequent accounting for goodwill and intangible assets
-	Accounting for legal contingencies
-	Recognition of internally generated intangible assets from development

Our management periodically discusses these critical accounting policies with the Audit Committee of the Supervisory Board.

Revenue Recognition

As described in the Revenue Recognition section of Note (3b), we do not recognize revenue before the amount of revenue can be measured reliably, collection of the related receivable is probable, and the delivery has occurred or the services have been rendered. The determination of whether the amount of revenue can be measured reliably or whether the fees are collectible is inherently judgmental, as it requires estimates as to whether and to what extent subsequent concessions may be granted to customers and whether the customer is expected to pay the contractual fees. The timing and amount of revenue recognition can vary depending on what assessments have been made.

The application of the percentage-of-completion method requires us to make estimates about total revenue, total cost to complete the project, and the stage of completion. The assumptions, estimates, and uncertainties inherent in determining the stage of completion affect the timing and amounts of revenue recognized.

In the accounting for our multiple-element arrangements, we have to determine the following:

-	Which contracts with the same customer are to be accounted for as one single arrangement
-	Which deliverables under one contract are distinct and thus to be accounted for separately
-	How to allocate the total arrangement fee to the distinct deliverables

The determination of whether different contracts with the same customer are to be accounted for as one arrangement involves the use of judgment, as it requires us to evaluate whether the contracts are negotiated together or linked in any other way. The timing and amount of revenue recognition can vary depending on whether two contracts are accounted for separately or as one single arrangement.

Under a multiple-element arrangement including a cloud subscription or on-premise software, and other deliverables, we do not account for the cloud subscription or on-premise software, and the other deliverables separately if one of the other deliverables (such as consulting services) is deemed to be essential to the functionality of the cloud subscription or on-premise software. The determination of whether an undelivered element is essential to the functionality of the delivered element requires the use of judgment. The timing and amount of revenue recognition can vary depending on how that judgment is exercised, because revenue may be recognized over a longer service term.

In the area of allocating the transaction fee to the different deliverables under the respective customer contract, judgment is required in the determination of an appropriate fair value and estimated stand-alone selling prices (ESP) measurement, which may impact the timing and amount of revenue recognized depending on the following:

-	Whether an appropriate measurement of fair value or ESP can be demonstrated for undelivered elements
-	The approaches used to establish fair value or ESP

Additionally, our revenue for on-premise software contracts would be significantly different if we applied a revenue allocation policy other than the residual method.

Valuation of Trade Receivables

Detailed information related to the accounting of Trade and Other Receivables can be found in Note (3b). As described within this section, we account for impairments of trade receivables by recording sales allowances and allowances for doubtful accounts on an individual receivable basis and on a portfolio basis. The assessment of whether a receivable is collectible involves the use of judgment and requires the use of assumptions about customer defaults that could change significantly. Judgment is required when we evaluate available information about a particular customer’s financial situation to determine whether it is probable that a credit loss will occur and the amount of such loss is reasonably estimable and thus an allowance for that specific account is necessary. Basing the general allowance for the remaining receivables on our historical loss experience likewise requires the use of judgment, as history may not be indicative of future development. Changes in our estimates about the allowance for doubtful accounts could materially impact reported assets and expenses, and our profit could be adversely affected if actual credit losses exceed our estimates.

Accounting for Share-Based Payments

We use certain assumptions in estimating the fair values for our share-based payments, including expected share price volatility and expected option life (which represents our estimate of the average amount of time remaining until the options are exercised or expire unexercised). In addition, the final payout for plans also depends on the achievement of performance indicators and on our share price on the respective exercise dates. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of the liabilities we have recognized for these share-based payments. The fair value of the share units granted under the Long-Term Incentive 2016 Plan are dependent on our performance against a group of peer companies (Peer Group Index), the volatility, and the expected correlation between the price of the index and our share price.

For the purpose of determining the estimated fair value of our share options, we believe expected volatility is the most sensitive assumption. Regarding future payout under our cash-settled plans, the SAP share price is the most relevant factor. With respect to our Long-Term Incentive 2016 Plan, we believe that future payout will be significantly impacted not only by our share price but also by the relative performance against the Peer Group Index. Changes in these factors could significantly affect the estimated fair values as calculated by the valuation model, and the future payout. For more information, see Note (27).

Accounting for Income Taxes

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretation of tax laws, such as those involving revenue sharing and cost reimbursement arrangements between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. As a result, judgment is necessary in determining our worldwide income tax provisions. We make our estimates about the ultimate resolution of our tax uncertainties based on current tax laws and our interpretation thereof. Changes to the assumptions underlying these estimates and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our income tax provisions.

The assessment whether a deferred tax asset is impaired requires management judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of our deferred tax assets.

For more information about income taxes, see Note (10).

Accounting for Business Combinations

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition date fair values of the identifiable assets acquired and liabilities assumed involves considerable management judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

-	Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.
-	Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.
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Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

Subsequent Accounting for Goodwill and Intangible Assets

Judgment is required in determining the following:

-	The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to produce economic benefits to us
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The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-	Changes in business strategy
-	Internal forecasts
-	Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

For more information about goodwill and intangible assets, see Note (15).

Accounting for Legal Contingencies

As described in Note (23), we are currently involved in various claims and legal proceedings. We review the status of each significant matter at least quarterly and assess our potential financial and business exposures related to such matters. Significant judgment is required in the determination of whether a provision is to be recorded and what the appropriate amount for such provision should be. Notably, judgment is required in the following:

-	Determining whether an obligation exists
-	Determining the probability of outflow of economic benefits
-	Determining whether the amount of an obligation is reliably estimable
-	Estimating the amount of the expenditure required to settle the present obligation

Due to uncertainties relating to these matters, provisions are based on the best information available at the time.

At the end of each reporting period, we reassess the potential obligations related to our pending claims and litigation and adjust our respective provisions to reflect the current best estimate. In addition, we monitor and evaluate new information that we receive after the end of the respective reporting period but before the Consolidated Financial Statements are authorized for issue to determine whether this provides additional information regarding conditions that existed at the end of the reporting period. Changes to the estimates and assumptions underlying our accounting for legal contingencies and outcomes that differ from these estimates and assumptions could require material adjustments to the carrying amounts of the respective provisions recorded as well as additional provisions. For more information about legal contingencies, see Notes (18b) and (23).

Recognition of Internally Generated Intangible Assets from Development

We believe that determining whether internally generated intangible assets from development are to be recognized as intangible assets requires significant judgment, particularly in the following areas:

-	Determining whether activities should be considered research activities or development activities
-	Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.
-	The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.
-	Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use
-	Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

New Accounting Standards Adopted in the Current Period	No new accounting standards adopted in 2017 had a material impact on our Consolidated Financial Statements.
New Accounting Standards Not Yet Adopted

The standards and interpretations (relevant to the Group) that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective:

IFRS 15 (Revenue from Contracts with Customers)

On May 28, 2014, the IASB issued IFRS 15. The new revenue recognition standard is effective for us starting January 1, 2018. In preparing for the adoption of IFRS 15, we produced, over the last years, new IFRS 15-based revenue recognition policies and adjusted relevant business processes to these new policies. These efforts were part of a project established across SAP’s finance and business functions. This project also covered the implementation of a new SAP-based revenue accounting and reporting solution and a global roll-out and training approach for all of the relevant stakeholder groups in SAP. Additionally, we started to implement internal controls over the application of the new policies and processes.

IFRS 15 permits two possible transition methods for the adoption of the new guidance: (1) retrospectively to each prior reporting period presented in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors), or (2) retrospectively with the cumulative effect of initially applying the standard recognized as an adjustment to the opening balance of retained earnings on the date of the initial application (cumulative catch-up approach). Additionally, IFRS 15 allows, for its initial application, the use of certain practical expedients. Effective January 1, 2018, we started to apply the new standard retrospectively, using the cumulative catch-up approach and the practical expedient to apply the new standard only to contracts that were not completed as of January 1, 2018. This practical expedient affects both the transition adjustment amount recognized in retained earnings and our future revenues and expenses as outlined further below.

There are several differences between our new IFRS 15-based policies and our respective previous accounting policies as they are described in Note (3b). The most significant differences are as follows:

Customer Options for Additional Software License Copies

The most notable revenue impact relates to the accounting for options for the purchase of additional copies of already licensed on-premise software where those options provide a material right to the customer (Material Right Additional Copy Options). Under our previous policies, we adhered to the guidance under previous U.S. GAAP to not account for these options. In contrast, IFRS 15 provides that such options are accounted for as a separate performance obligation. The transaction price portion allocated to a Material Right Additional Copy Option is recognized in software revenue upon exercise or forfeiture of the option, which will usually be later than the timing under our previous policies.

For those contracts from years before 2018 that include Material Right Additional Copy Options and that were not completed (as this term is defined in IFRS 15) before January 1, 2018, we will recognize, in the opening statement of financial position for 2018, contract liabilities reflecting the amounts allocated, under our new IFRS 15 policies, to those Material Right Additional Copy Options that were not executed before January 1, 2018. We expect these contract liabilities to approximately amount to €0.1 billion, of which substantially less than €0.1 billion are estimated to be recognized in revenue in 2018 with such revenue being classified as software revenue.

The amounts of contract liabilities recognized, in the opening statement of financial position for 2018, for Material Right Additional Copy Options will be impacted by our use of the practical expedient outlined above, as we will only recognize such contract liabilities for Material Right Additional Copy Options that were granted in contracts that were not completed before January 1, 2018.

We currently estimate that our business practices will change in the light of this new accounting policy in a way that Material Right Additional Copy Options are only provided rarely. Thus, we do not expect a material impact on our 2018 and future years’ revenue and profit from future grants of Material Right Additional Copy Options.

Assets for Cost of Obtaining Customer Contracts

The most noticeable expense impact relates to the accounting for cost of obtaining customer contracts. Under our previous accounting policies, we only recognized as an asset those costs of obtaining a customer contract that were both incremental and directly related to the individual contract (that is, paid to sales personnel directly involved in obtaining the customer contract). This resulted in capitalizing certain amounts of sales commissions paid to our sales staff for obtaining cloud subscription contracts, and not capitalizing sales commissions paid for obtaining on-premise software and support contracts, because the terms of our on-premise software sales commissions refer directly only to the software licenses sold and not to the support contracts sold therewith. In contrast, under our IFRS 15 policies, we capitalize all incremental costs of obtaining a customer contract that are expected to be recovered, regardless of whether they are direct or not. Due to this change in policy, we will capitalize, after adoption of IFRS 15, higher amounts of cost of obtaining cloud subscription and service contracts than we did under our previous policies. In addition, we will start capitalizing incremental costs of obtaining on-premise support contracts with the resulting assets to be amortized over the expected life (including anticipated renewals) of the support contract obtained.

For the incremental sales commissions paid for obtaining customer contracts from years before 2018 that were not completed before January 1, 2018, we will recognize, in the opening statement of financial position for 2018, assets reflecting the amounts of sales commissions that qualify for capitalization under IFRS 15 but which did not qualify for capitalization under our previous policies as far as these amounts are to be amortized in periods starting on or after January 1, 2018. We expect these assets to amount to €0.1 billion. The amount of sales commission capitalized in the opening statement of financial position for 2018 will be impacted by our use of the practical expedient outlined above, as we will only apply the new IFRS 15 capitalization policies assets to sales commissions paid for obtaining contracts that were not completed before January 1, 2018. The changes to our policies for capitalization of sales commissions will result, in 2018, in a reduction of our total cost of sales and marketing. We estimate this reduction to amount to €0.2 billion, which reflects the amounts capitalized in 2018, net of expenses from amortization of the amounts capitalized either in the opening statement of financial position for 2018 or during 2018. The actual cost reduction amount will depend on our 2018 on-premise order entry, our sales compensation plans and changes thereto, as well as our future business and go-to-market practices. It may thus differ significantly from our current estimate.

Other IFRS 15-Based Policy Changes Impacting Profit or Loss

Further differences between our new IFRS 15-based policies and our respective previous accounting policies include the following:

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In contrast to our previous policies, we will no longer identify onerous contracts on the level of the individual performance obligation but rather, consider the economic benefits and respective cost of all performance obligations under the same contract and include, as economic benefits, anticipated highly probable renewals of renewable performance obligations. Consequently, we expect to recognize provisions for onerous contracts more rarely and at lower amounts than under our previous policies. In our opening statement of financial position for 2018, we will adjust the provisions for onerous contracts recognized on December 31, 2017, to the amounts appropriate under our new IFRS 15-based policies.

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For certain of our customer-specific on-premise software development agreements, we will recognize revenue and the related cost at the point in time when the software is ultimately delivered to the customer whereas, under our previous policies, we recognized the revenues and costs from such contracts over time as the software was developed. For those contracts from years before 2018 affected by this policy change that were not completed before January 1, 2018, we will recognize, in the opening statement of financial position for 2018, contract liabilities reflecting the amount allocated, under our new IFRS 15 policies, to the obligation to deliver the software. We will also recognize, for these contracts, assets from the direct and recoverable costs incurred in satisfying the obligation to deliver the software.

We expect these changes to have an immaterial impact on our opening statement of financial position for 2018 and estimate that these changes will lead, in total, to additional revenue and operating expenses in 2018, each by substantially less than €0.1 billion.

All other differences between our new IFRS 15-based policies and our respective previous accounting policies are expected to be insignificant to our revenues and profits in 2018.

Presentation

Under our new IFRS 15-based policies, we no longer present, in our statements of financial position, items for deferred revenues. Instead, we present a customer contract as either a contract liability or a contract asset once either party to the contract has started to perform. Rights to consideration from customers are only presented as accounts receivable if the rights are unconditional.

We do not expect to recognize, neither in the opening statement of financial position for 2018 nor in 2018, material contract assets.

Under our previous policies, we recognized claims for prepayments from customers as trade receivables once the amounts were invoiced and the respective service had started. Simultaneously, we recognized respective deferred revenue items to be reversed into revenue as the prepaid goods or services were delivered. Under our new IFRS 15-based policies, we recognize trade receivables only as far as goods or services are delivered or prepayments from customers are due. Consequently, compared to the recognition of trade receivables and deferred revenue under our previous policies, the following applies:

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Trade receivables and contract liabilities are recognized later, and contract liability amounts recognized are initially smaller where claims for prepayments are due after the respective service has started,

-	Trade receivables and contract liabilities are recognized earlier where claims for prepayments are due before the respective service has started.

This change is of a presentation nature only and thus does not affect revenues and profits.

We currently expect this change in policy to increase the 2018 opening balance of both our trade receivables and our contract liabilities by approximately €0.6 billion to €0.7 billion as compared to our 2017 closing balances of trade receivables and deferred revenues.

The other IFRS 15-induced policy changes will additionally impact contract positions as outlined above.

Disclosures

It is not practicable to estimate whether any of the additional disclosures we will provide under IFRS 15 could be material to readers of our financial statements.

IFRS 9 (Financial Instruments)

On July 24, 2014, the IASB issued the fourth and final version of IFRS 9. We will adopt IFRS 9 on January 1, 2018. We will use the exceptions from full retrospective application and thus recognize the effect of the initial application as an adjustment to the opening balance of retained earnings.

We have reviewed our financial assets and liabilities and expect the following impacts:

Classification of financial assets

The majority of our debt investments, and all loans, trade and other financial receivables will satisfy the conditions for a classification at amortized cost. Thus, we will see a change in classification for those debt investments which we currently classify as available-for-sale financial assets. Under our new policies, investments in money market and similar funds will be classified as fair value through profit or loss (FVTPL). However, we do not expect these changes to have a material impact on our Consolidated Financial Statements.

Under our new policies, we classify the majority of our equity investments on January 1, 2018 as FVTPL. This change will most likely lead to an increase of volatility in profit and loss, as we have classified those investments as available-for-sale with unrealized gains and losses recorded in OCI in the past. Under our new policies, the equity investments not classified as FVTPL will be classified as fair value through other comprehensive income (FVOCI), so that gains or losses realized on the sale (which were not material in the past) will no longer be transferred to profit or loss. Amounts attributable to available-for-sale financial assets accumulated in OCI so far will be reclassified to 2018 opening retained earnings. From 2018 onwards, the decision whether to classify new equity investments as FVTPL or FVOCI will be made on an investment-by-investment basis.

Financial liabilities

We have never designated any financial liabilities at FVTPL and have no current intention to do so. Also, none of our financial liabilities has been modified in the past. Thus, we do not expect a material impact on our financial liabilities, considering that the only significant changes that IFRS 9 will bring to the accounting for financial liabilities are that for liabilities designated as at FVTPL, changes in the fair value attributable to changes in the credit risk of the liability must be presented in other comprehensive income (OCI) and that modified financial liabilities are accounted for using the original effective interest rate instead with the one resulting from the modification.

Impairment

We will apply the simplified impairment approach of IFRS 9 and thus record lifetime expected credit losses on all trade receivables and contract assets. The default risk of our trade receivables is managed based on assessing the creditworthiness of customers through external ratings and our past experience with the customers concerned. Outstanding receivables are continuously monitored locally.

For bank balances, debt investments, and loans and other financial receivables not classified as FVTPL, we will apply the general IFRS 9 impairment approach under our new policies.

It is our policy to only invest in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. As the premium for credit default swaps mainly depends on market participants’ assessments of the creditworthiness of a debtor, we also closely observe the development of credit default swap spreads in the market to evaluate probable significant increases in credit risk to timely react to changes if these should manifest. Loans and other financial receivables are monitored based on borrower-specific information.

Despite the change from an incurred loss to an expected credit loss model, we do not expect our impairment allowances for trade receivables and other financial assets to be materially different from what they would be if we continued our current accounting policies.

Hedge accounting

We will apply the new hedge accounting requirements prospectively. The types of hedge accounting relationships that we currently designate meet the requirements of IFRS 9 and are aligned with our risk management strategy. Thus, all existing hedge relationships that we have designated in effective hedging relationships in the past will still qualify for hedge accounting under our new policies. In contrast to our current policies where fair value changes related to the forward element and foreign currency basis spreads have been recognized in profit or loss immediately, the respective costs for forward contracts designated in an effective hedging relationship are recorded in other comprehensive income under our new policies. Thus, the forward element and foreign currency basis spreads are recorded as cost of hedging in other comprehensive income. However, this is not expected to have a material impact on our Consolidated Financial Statements.

Disclosures

IFRS 9 will require extensive new disclosures. Our assessment included an analysis to identify data gaps against current processes, and we are in the process of implementing the system and controls that we believe will be necessary to gather the necessary data to be able to provide the required disclosures where they are material.

IFRS 16 (Leases)

On January 13, 2016, the IASB issued IFRS 16. We will adopt IFRS 16 as per its effective date of January 1, 2019, using the modified retrospective approach. The new standard will significantly impact especially the lease accounting by lessees as, in general, all leases need to be recognized on a company’s balance sheet (represented by right-of-use assets and lease liabilities). We plan to use practical expedients offered by the standard (such as short-term leases, low-value leases, and no separation of non-lease components of a contract). Due to the adoption of IFRS 16, we expect the total assets and total liabilities to increase, as right-of-use assets / lease liabilities will have to be recorded for those items that were previously “off balance sheet”; operating profit is also expected to increase, as costs that were treated as rental expenses in the past will have to be presented as interest expense going forward. As the effects of applying IFRS 16 will depend on the lease agreements in effect at the time of adoption, the IFRS 16 impact on our Consolidated Financial Statements cannot be estimated reliably.